SHAREHOLDERS EQUITY (Details Narrative) - USD ($)		1 Months Ended		6 Months Ended
	May 12, 2020	Apr. 19, 2021	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	May 14, 2021	Dec. 31, 2020
Ordinary shares par value				$ 0.001			$ 0.001
Share-based compensation				$ 53,250	$ 0
Ordinary sharers issued				12,348,333			6,333,333
Ordinary shares outstanding				12,348,333			6,333,333
Registration Statement, description			Form F-1 to register 6,000,000 ordinary shares of the Company in an effort to offer these shares to potential investors and raise funds as working capital and potential future acquisitions.
Ordinary shares authorized				50,000,000			50,000,000
PRC [Member]
Statutory reserve				$ 625,131			$ 551,146
Total restricted net assets				$ 10,257,405			$ 8,262,442
Initial Public Offer [Member]
Ordinary shares par value		$ 0.001
Ordinary sharers issued		6,000,000
Common shares issued	1,333,333
Price per share	$ 6.00	$ 5.0
Proceeds from issuance of offering, gross	$ 8,000,000	$ 29,000,000.0
Proceeds from issuance of offering price, net	$ 5,400,000
Independent directors [Member]
Ordinary shares par value						$ 0.001
Ordinary sharers granted						15,000
Fair value of ordinery shares						$ 53,250